Income Taxes (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Jul. 31, 2011	Jul. 31, 2010	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2009
Income (loss) before income taxes
Domestic			$ 729,654	$ 712,226	$ 378,293
Foreign			(12,490)	18,527	17,772
Income Before Income Taxes	166,826	149,754	717,164	730,753	396,065
Current:
Federal			271,361	256,444	97,182
Foreign			4,554	6,584	1,688
State and local			21,568	12,907	5,717
Deferred
Federal			(51,011)	(21,362)	27,158
Foreign			(7,338)	(4,386)	(831)
State and local			(1,452)	(13,572)	(802)
Total income tax expense	55,303	46,873	237,682	236,615	130,112
Percent of Pretax Income
Statutory federal income tax rate			35.00%	35.00%	35.00%
State and local income taxes, net of federal income tax benefit			2.20%	1.20%	0.60%
Domestic manufacturing deduction			(3.80%)	(1.90%)	(1.50%)
Other items - net			(0.30%)	(1.90%)	(1.20%)
Effective income tax rate	33.20%	31.30%	33.10%	32.40%	32.90%
Income taxes paid			365,994	212,981	69,107
Reconciliation Of Unrecognized Tax Benefits
Balance at May 1,	20,261	15,322	15,322	13,794
Increases:
Current year tax positions			5,237	3,977
Prior year tax positions			4,106	2,353
Foreign currency translation			0	686
Decreases:
Prior year tax positions			271	0
Settlement with tax authorities			31	0
Expiration of statute of limitations periods			3,985	5,488
Foreign currency translation			117	0
Balance at April 30,			$ 20,261	$ 15,322	$ 13,794